SUPPLEMENT TO THE PROSPECTUSES

                     CREDIT SUISSE INTERNATIONAL FOCUS FUND
        CREDIT SUISSE INSTITUTIONAL FUND - INTERNATIONAL FOCUS PORTFOLIO
              CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses.

     The Credit Suisse International Equity Team is responsible for the day-to-day management of the fund. The current members of the team are Nancy Nierman, Emily Alejos, Anne Budlong, Harry Jaffe and Chris Matyszewski. Greg Norton-Kidd is no longer a member of the team.


Dated: April 20, 2004                                           16-0404
                                                                for
                                                                WPISF
                                                                ADINF
                                                                CSIFL
                                                                CSINI
                                                                TRINF
                                                                2004-015